(Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
(Loss)/Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted (Loss) / Earnings per Share

The components of the calculation of basic and diluted (loss) / earnings per share for the years ended December 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022
(Loss) / Net Income	(22,818)	8,616	18,948
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(1,067)	(900)	-
Less: Deemed dividend equivalents on preferred shares related to redemption value	(3,099)	(437)	(14,400)
Less: Dividends of preferred shares	(1,796)	(1,883)	(12,390)
Less: Deemed dividend on warrant inducement	-	-	(1,345)
(Loss) / gain attributable to common shareholders	(28,780)	5,396	(9,187)

(Loss) /Earnings per share:
Weighted average common shares outstanding, basic and dilutive	1,175,874	1,991,599	3,033,785
(Loss) / earnings per share, basic and diluted	(24.48)	2.71	(3.03)